Loans Payable	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Debt Disclosure [Abstract]
Loans Payable

NOTE 6 – LOANS PAYABLE

Loans payable consist of the following at September 30, 2017 and December 31, 2016:

	September 30, 2017	December 31,2016

Automobile loans	28,073	34,220
Less: current portion	(20,159)	(8,262)
Non-current portion	$7,914	$25,958

In 2015, the Company entered into two loan agreements to purchase automobiles. The combined principal amount of the loans was $44,093 and they mature by November 2021. The loans require a combined monthly payment of principal and interest of $747. A total of $28,073 and $34,220 was owed on the loans as of September 30, 2017 and December 31, 2016, respectively.

NOTE 7 – LOANS PAYABLE

Loans payable consist of the following as of December 31, 2016 and December 31, 2015:

	2016	2015

Business loan (a)	$-	$341,035
Automobile loans (b)	34,220	42,273
	34,220	383,308
Less: current portion	(8,262)	(349,089)
Non-current portion	$25,958	$34,219

a.	In September 2015, the Company entered into a Business Loan and Security Agreement, under which the Company could borrow up to $500,000. The loan was secured by credit card collections and certain Company assets. The loan was paid off in September 2016.

b.	In 2015, the Company entered into two loan agreements to purchase automobiles. The combined principal amount of the loans was $44,093 and they mature by November 2021. The loans require a combined monthly payment of principal and interest of $747. A total of $34,220 and 42,273 was owed on the loans as of December 31, 2016 and 2015, respectively.

Principal payments due on long-term debt as of December 31, 2016 for each of the next five years are as follows:

Years ending December 31,	Amount
2017	8,262
2018	8,476
2019	7,542
Thereafter	9,940
TOTAL	$34,220